Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	The estimated useful lives are as follows:
Lesser of Lease Term or Estimated Useful Life
Leasehold improvements	5 years
Furniture and office equipment	5 years
Computer software	3-4 years
Automobiles	3-4 years